Business Segment Data (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Reportable Segment Information
The following table presents information about the Company’s Technology segment for the three and six months ended June 30, 2025 (Successor) and the three and six months ended June 30, 2024 (Predecessor). The information includes the significant expense categories and amounts regularly provided to the CODM for the reportable segment, which may reflect a different presentation than amounts presented elsewhere in the condensed consolidated financial statements. Inter-segment transactions are not eliminated from segment results when management considers those transactions in assessing the results of the Technology segment.

	Three months ended		Six months ended
	June 30, 2025 (Successor)	June 30, 2024 (Predecessor)	June 30, 2025 (Successor)	June 30, 2024 (Predecessor)
Revenue	$254	$—	$255	$—
Interest income	—	—	4	—

Cost of sales	$2,861	$—	$3,045	$—
Employee costs	3,517	2,701	7,804	5,330
Facilities, equipment & supplies	80	181	461	399
General and administrative	840	143	3,235	286
Outside services	501	175	809	412
Research and development	3,678	690	8,023	1,343
Sales and marketing	148	194	432	357
Depreciation expense *	156	64	301	69
Interest expense	190	55	317	491
Income tax expense (benefit)	(2,645)	—	(4,104)	—
Goodwill impairment	113,344	—	346,557	—
Other **	91	106	195	1,750
Total Expenses	$122,761	$4,309	$367,075	$10,437

Net Loss	$(122,507)	$(4,309)	$(366,816)	$(10,437)

*	Represents depreciation expense not already included in Cost of sales.
**	Other - change in fair value of financial liabilities, loss on conversion of promissory notes, travel and other miscellaneous expenses.
The following table reconciles the reportable segment to amounts reflected in our condensed consolidated financial statements.

	Three months ended		Six months ended
	June 30, 2025 (Successor)	June 30, 2024 (Predecessor)	June 30, 2025 (Successor)	June 30, 2024 (Predecessor)
Revenues:
Technology	$254	$—	$255	$—
Other	249	250	499	501
Elimination of management services provided to Technology	(27)	(27)	(54)	(54)
Consolidated Revenues	$476	$223	$700	$447

	Three months ended		Six months ended
	June 30, 2025 (Successor)	June 30, 2024 (Predecessor)	June 30, 2025 (Successor)	June 30, 2024 (Predecessor)
Interest Expense:
Technology	$190	$55	$317	$491
Other	2,747	44	4,382	99
Consolidated Interest Expense	$2,937	$99	$4,699	$590

Interest Income:
Technology	$—	$—	$4	$—
Other	290	56	510	142
Consolidated Interest Income	$290	$56	$514	$142

Depreciation and Amortization Expense:
Technology	$5,629	$64	$11,177	$69
Other	5	—	5	—
Consolidated Depreciation and Amortization Expense	$5,634	$64	$11,182	$69

Net Loss:
Technology	$(122,508)	$(4,309)	$(366,817)	$(10,437)
Other	(18,767)	(7,005)	(28,132)	(8,403)
Consolidated Net Loss	$(141,275)	$(11,314)	$(394,949)	$(18,840)

Capital Expenditures:
Technology	$15	$66	$932	$706
Other	—	—	—	—
Consolidated Capital Expenditures	$15	$66	$932	$706

The following table presents information about the Company’s Technology segment for the Successor period from October 2, 2024 through December 31, 2024, the Predecessor period from January 1, 2024 through October 1, 2024, and for the Predecessor year ended December 31, 2023. The information includes the significant expense categories and amounts regularly provided to the CODM for the reportable segment, which may reflect a different presentation than amounts presented elsewhere in the consolidated financial statements. Inter-segment transactions are not eliminated from segment results when management considers those transactions in assessing the results of the Technology segment.

	Successor	Predecessor
	October 2, 2024 through December 31, 2024	January 1, 2024 through October 1, 2024	Year ended December 31, 2023
Revenue from external customers	$233	$95	$—
Interest income	—	7	14
Cost of sales	$3,752	$777	$—
Employee costs	3,933	8,076	6,849
Facilities, equipment & supplies	121	581	499
General and administrative	751	398	296
Outside services	390	842	844
Research and development	3,224	2,711	1,443
Sales and marketing	193	442	288
Depreciation expense*	6	99	8
Interest expense	90	564	1,039
Income tax expense (benefit)	(3,637)	432	—
Other**	168	1,832	(635)
Total Expenses	$8,991	$16,754	$10,631
Net Loss	$(8,758)	$(16,652)	$(10,617)

*	Represents depreciation not already included in Cost of sales.
**	Other - change in fair value of financial liabilities, loss on conversion of promissory notes, travel and other miscellaneous expenses.
The following table reconciles the reportable segment to amounts reflected in our consolidated financial statements.

	Successor	Predecessor
	October 2, 2024 through December 31, 2024	January 1, 2024 through October 1, 2024	Year ended December 31, 2023
Revenues:
Technology	$233	$95	$—
Other	250	750	1,198
Elimination of management services provided to Technology	(27)	(81)	(81)
Consolidated Revenues	$456	$764	$1,117

Interest Expense:
Technology	$90	$564	$1,039
Other	1,240	1,069	328
Consolidated Interest Expense	$1,330	$1,633	$1,367

Interest Income:
Technology	$—	$7	$14
Other	198	326	129
Consolidated Interest Income	$198	$333	$143

Depreciation and Amortization Expense:
Technology	$5,455	$146	$8
Other	—	—	—
Consolidated Depreciation and Amortization Expense	$5,455	$146	$8

Net Loss:
Technology	$(8,758)	$(16,652)	$(10,617)
Other	(61,335)	(11,546)	(20,367)
Consolidated Net Loss	$(70,093)	$(28,198)	$(30,984)

Capital Expenditures:
Technology	$266	$736	$645
Other	—	—	—
Consolidated Capital Expenditures	$266	$736	$645